Goodwill and Intangibles Level 4 (Details) - Schedule of Intangible Assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13	$ 14	$ 13
Finite-Lived Intangible Assets, Gross	246	246
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(164)	(148)
Intangible Assets, Net (Excluding Goodwill)	65	81
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	112	112
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(85)	(78)
Intangible Assets, Net (Excluding Goodwill)	27	34
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	109	109
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(69)	(62)
Intangible Assets, Net (Excluding Goodwill)	23	30
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25	25
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(10)	(8)
Intangible Assets, Net (Excluding Goodwill)	$ 15	$ 17